UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009
                                                  ----------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SIR Capital Management, L.P.
Address:    620 Eighth Ave., 37th Floor
            New York, NY  10018

Form 13F File Number:    28-13426
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ben Fooshee
Title:    Chief Operating Officer
Phone:    (212) 993-7090

Signature, Place, and Date of Signing:

     /s/ Ben Fooshee                New York, NY            May 15, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $354,894 (thousands)

List of Other Included Manager:          None




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                                                   FORM 13F INFORMATION TABLE
                                               1ST QUARTER ENDING March 31, 2009
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COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
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NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                     (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS   SOLE     SHARED   NONE
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
BAYTEX ENERGY TR              TRUST UNIT     073176109  7,535      629,100   SH        SOLE                    629,100
BERRY PETE CO                 CL A           085789105  4,266      389,200   SH        SOLE                    389,200
CABOT OIL & GAS CORP          COM            127097103  8,115      344,300   SH        SOLE                    344,300
CAMERON INTERNATIONAL CORP    COM            13342B105 15,395      702,000   SH        SOLE                    702,000
CANADIAN NAT RES LTD          COM            136385101  5,745      149,000   SH        SOLE                    149,000
CARRIZO OIL & CO INC          COM            144577103  1,706      192,106   SH        SOLE                    192,106
CHESAPEAKE ENERGY CORP        COM            165167107 20,646    1,210,200   SH        SOLE                  1,210,200
CIMAREX ENERGY CO             COM            171798101  2,845      154,800   SH        SOLE                    154,800
CONCHO RES INC                COM            20605P101    504       19,700   SH        SOLE                     19,700
CONOCOPHILLIPS                COM            20825C104  5,404      138,000   SH        SOLE                    138,000
CONSOL ENERGY INC             COM            20854P109  3,763      149,105   SH        SOLE                    149,105
DEVON ENERGY CORP NEW         COM            25179M103 10,440      233,600   SH        SOLE                    233,600
DIAMOND OFFSHORE DRILLING IN  COM            25271C102    503        8,000   SH        SOLE                      8,000
DRESSER-RAND GROUP INC        COM            261608103 13,881      628,100   SH        SOLE                    628,100
DRIL-QUIP INC                 COM            262037104  4,335      141,200   SH        SOLE                    141,200
ENERGEN CORP                  COM            29265N108  6,231      213,900   SH        SOLE                    213,900
ENERGYSOLUTIONS INC           DEPOSITARY SH  292756202    288       33,300   SH        SOLE                     33,300
ENI S P A                     SPONSORED ADR  26874R108  6,968      181,825   SH        SOLE                    181,825
EQT CORP                      COM            26884L109  1,198       38,241   SH        SOLE                     38,241
EXCO RESOURCES INC            COM            269279402  1,168      116,800   SH        SOLE                    116,800
FMC TECHNOLOGIES INC          COM            30249U101 12,441      396,601   SH        SOLE                    396,601
FOREST OIL CORP               COM PAR $0.01  346091705    815       62,000   SH        SOLE                     62,000
GOODRICH PETE CORP            COM NEW        382410405  2,333      120,500   SH        SOLE                    120,500
HOLLY CORP                    COM PAR $0.01  435758305  2,561      120,785   SH        SOLE                    120,785
JAMES RIVER COAL CO           COM NEW        470355207  2,467      199,900   SH        SOLE                    199,900
JOY GLOBAL INC                COM            481165108  1,186       55,700   SH        SOLE                     55,700
KEY ENERGY SVCS INC           COM            492914106  2,001      694,800   SH        SOLE                    694,800
MARATHON OIL CORP             COM            565849106 13,878      527,900   SH        SOLE                    527,900
MARINER ENERGY INC            COM            56845T305  1,944      250,900   SH        SOLE                    250,900
MATRIX SVC CO                 COM            576853105    203       24,700   SH        SOLE                     24,700
MCDERMOTT INTL INC            COM            580037109  1,699      126,900   SH        SOLE                    126,900
MDU RES GROUP INC             COM            552690109  1,979      122,600   SH        SOLE                    122,600
MURPHY OIL CORP               COM            626717102  3,497       78,100   SH        SOLE                     78,100
NATIONAL OILWELL VARCO INC    COM            637071101  1,433       49,900   SH        SOLE                     49,900
NEWFIELD EXPL CO              COM            651290108 24,654    1,086,076   SH        SOLE                  1,086,076
NOBLE CORPORATION             SHS            G65422100 17,393      722,000   SH        SOLE                    722,000
OCEANEERING INTL INC          COM            675232102  7,061      191,505   SH        SOLE                    191,505
OIL STS INTL INC              COM            678026105    483       36,000   SH        SOLE                     36,000
PEABODY ENERGY CORP           COM            704549104  8,524      340,400   SH        SOLE                    340,400
PETROHAWK ENERGY CORP         COM            716495106  4,169      216,800   SH        SOLE                    216,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408  7,316      240,100   SH        SOLE                    240,100
PIONEER NAT RES CO            COM            723787107  1,818      110,374   SH        SOLE                    110,374
PRECISION DRILLING TR         TR UNIT        740215108  3,277    1,222,600   SH        SOLE                  1,222,600
PRIDE INTL INC DEL            COM            74153Q102  2,602      144,700   SH        SOLE                    144,700
ROWAN COS INC                 COM            779382100    976       81,500   SH        SOLE                     81,500
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206 10,929      246,700   SH        SOLE                    246,700
SANDRIDGE ENERGY INC          COM            80007P307    494       75,000   SH        SOLE                     75,000
SHAW GROUP INC                COM            820280105  6,175      225,300   SH        SOLE                    225,300
SMITH INTL INC                COM            832110100 13,486      627,824   SH        SOLE                    627,824
SOUTHWESTERN ENERGY CO        COM            845467109 16,358      550,953   SH        SOLE                    550,953
SUPERIOR WELL SVCS INC        COM            86837X105  1,166      227,272   SH        SOLE                    227,272
SWIFT ENERGY CO               COM            870738101  1,083      148,300   SH        SOLE                    148,300
TIDEWATER INC                 COM            886423102    297        8,000   SH        SOLE                      8,000
TRANSOCEAN LTD                REG SHS        H8817H100  2,095       35,600   SH        SOLE                     35,600
TXCO RES INC                  COM            87311M102     89      216,200   SH        SOLE                    216,200
UNIT CORP                     COM            909218109  7,958      380,400   SH        SOLE                    380,400
URS CORP NEW                  COM            903236107  4,296      106,300   SH        SOLE                    106,300
VALERO ENERGY CORP NEW        COM            91913Y100  8,887      496,500   SH        SOLE                    496,500
WEATHERFORD INTERNATIONAL LT  REG            H27013103  9,940      897,900   SH        SOLE                    897,900
WHITING PETE CORP NEW         COM            966387102 12,243      473,600   SH        SOLE                    473,600
XTO ENERGY INC                COM            98385X106 11,755      383,900   SH        SOLE                    383,900


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